Current Taxes and Deferred Taxes - Total Tax Receivable (Details) $ in Thousands, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Current Taxes and Deferred Taxes
Current tax assets	$ 37,423	$ 23,032	$ 6,657
Current tax liabilities	$ (5,611)	(3,453)
Total tax receivable, net		$ 19,579	$ 6,657